ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2013	2014
	RMB	RMB

Accounts receivable	157,297	130,140
Less: Allowance for doubtful accounts	(113,074)	(116,615)
Accounts receivable, net	44,223	13,525

	As of December 31,
	2013	2014
	RMB	RMB

Balance at beginning of year	(34,584)	(113,074)
Addition	(78,867)	(8,041)
Reversal	-	4,500
Written off	377	-
Balance at end of year	(113,074)	(116,615)